UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors, L.P.
Address: 900 Michigan Avenue
         Suite 1900
         Chicago, IL  60611

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     May 13, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $150,224 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADMINISTAFF INC                COM              007094105      292    20000 SH       SOLE                    20000
AFFIRMATIVE INS HLDGS INC      COM              008272106    16005  1085100 SH       SOLE                  1085100
AMKOR TECHNOLOGY INC           COM              031652100      355    92000 SH       SOLE                    92000
AMR CORP                       COM              001765106     1155   107900 SH       SOLE                   107900
AMYLIN PHARMACEUTICALS INC     COM              032346108     2693   154000 SH       SOLE                   154000
BE AEROSPACE INC               COM              073302101      408    34007 SH       SOLE                    34007
BURLINGTON NORTHN SANTA FE C   COM              12189T104    15316   284000 SH       SOLE                   284000
CALPINE CORP                   COM              131347106      350   125000 SH       SOLE                   125000
CENVEO INC                     COM              15670S105     1782   315900 SH       SOLE                   315900
CONVERIUM HLDG AG              SPONSORED ADR    21248N107      769   164000 SH       SOLE                   164000
COVENTRY HEALTH CARE INC       COM              222862104     4157    61000 SH       SOLE                    61000
DECODE GENETICS INC            COM              243586104      570   100000 SH       SOLE                   100000
DURA AUTOMOTIVE SYSTEMS CORP   CL A             265903104      193    40000 SH       SOLE                    40000
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106    13410   354400 SH       SOLE                   354400
FAIR ISAAC CORP                COM              303250104     7921   230000 SH       SOLE                   230000
FIDELITY NATL FINL INC         COM              316326107     5402   164000 SH       SOLE                   164000
FOAMEX INTL INC                COM              344123104      882   443199 SH       SOLE                   443199
GENERAL COMMUNICATION INC      CL A             369385109     5677   621850 SH       SOLE                   621850
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208     1192   200400 SH       SOLE                   200400
HELEN OF TROY CORP LTD         COM              G4388N106     3861   141000 SH       SOLE                   141000
HUNTSMAN CORP                  COM              447011107     3498   150000 SH       SOLE                   150000
IPSCO INC                      COM              462622101    13384   260600 SH       SOLE                   260600
KOS PHARMACEUTICALS INC        COM              500648100      417    10000 SH       SOLE                    10000
KOS PHARMACEUTICALS INC        CALL             500648900       43      150 SH       SOLE                      150
KOS PHARMACEUTICALS INC        PUT              500648950        8      678 SH  PUT  SOLE                      678
LILLY ELI & CO                 PUT              532457958      380     1000 SH  PUT  SOLE                     1000
LILLY ELI & CO                 COM              532457108     5210   100000 SH       SOLE                   100000
M & F WORLDWIDE CORP           COM              552541104     5476   410500 SH       SOLE                   410500
NEW CENTURY FINANCIAL CORP M   COM              6435EV108     3746    80000 SH       SOLE                    80000
NEW FRONTIER MEDIA INC         COM              644398109     1788   250000 SH       SOLE                   250000
PFIZER INC                     CALL             717081903      125      600 SH  CALL SOLE                      600
REPUBLIC AWYS HLDGS INC        COM              760276105     4688   375000 SH       SOLE                   375000
RHODIA                         SPONSORED ADR    762397107      897   419000 SH       SOLE                   419000
RITE AID CORP                  COM              767754104      475   120000 SH       SOLE                   120000
SANFILIPPO JOHN B & SON INC    COM              800422107     6614   269100 SH       SOLE                   269100
SHIP FINANCE INTERNATIONAL L   SHS              G81075106     1021    50283 SH       SOLE                    50283
SIX FLAGS INC                  COM              83001P109      494   119900 SH       SOLE                   119900
TIME WARNER TELECOM INC        CL A             887319101      443   111700 SH       SOLE                   111700
UNITED RENTALS INC             COM              911363109     2324   115000 SH       SOLE                   115000
UNITED STATES STL CORP NEW     PUT              912909958      150     1000 SH  PUT  SOLE                     1000
UNITEDHEALTH GROUP INC         COM              91324P102     8203    86000 SH       SOLE                    86000
WELLPOINT INC                  COM              94973V107     7772    62000 SH       SOLE                    62000
YOUNG BROADCASTING INC         CL A             987434107      678    78500 SH       SOLE                    78500